FEDERATED CALIFORNIA MUNICIPAL INCOME FUND - CLASS F SHARES
(formerly, California Municipal Income Fund)
FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(formerly, Michigan Intermediate Municipal Trust)
FEDERATED NEW YORK MUNICIPAL INCOME FUND - CLASS F SHARES
(formerly, New York Municipal Income Fund)
FEDERATED OHIO MUNICIPAL INCOME FUND - CLASS F SHARES
(formerly, Ohio Municipal Income Fund)
FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND - CLASS A SHARES
(formerly, Pennsylvania Municipal Income Fund)
(PORTFOLIOS OF MUNICIPAL SECURITIES INCOME TRUST)
(formerly, Federated Municipal Income Trust)

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 1996

     On page 15 of the Federated Michigan Intermediate Municipal Trust, Federated New York Municipal Income Fund and Federated Ohio Municipal Income Fund prospectuses and page 16 of the Federated California Municipal Income Fund and Federated Pennsylvania Municipal Income Fund prospectuses, under the sub-heading `Adviser's Background,'' please delete the biography for Jonathan C. Conley in its entirety. J. Scott Albrecht remains as each Fund's portfolio manager.

                                                            January 9, 1997



FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779


Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 625922109
Cusip 625922703
Cusip 625922208
Cusip 625922307
Cusip 625922505
G01058-07 (1/97)
CMR612041